Realty Income ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
FTSE NAREIT ALL EQUITY REITS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.95%	6.58%	5.71%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	1.52%	5.49%	5.20%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.63%	3.08%	3.15%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.07%	3.67%	3.47%